Stock Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 CompensationPlan	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2
Compensation cost that has been charged against income	$ 0	$ 32,507
Income tax benefit recognized for share-based compensation arrangements		11,052
Expected average life of stock option	10 years
Weighted average remaining life of vested options expected to vest	5 years
Total unrecognized compensation cost related	0
Total fair value of shares vested		$ 61,512
Qualified Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of exercisable option granted per year under vest plan	20.00%
Stock option plan expiration, maximum period	10 years
Non-Qualified Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan expiration, maximum period	10 years
Non-qualified stock option granted exercisable period	6 months